THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
DECEMBER 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 77.4%

	Face Amount	Value
Communication Services — 4.5%
AT&T
Callable 11/15/2027 @ $100
4.100%, 02/15/2028	$147,000	$172,823
Comcast
Callable 04/15/2048 @ $100
4.700%, 10/15/2048	90,000	125,742
Diamond Sports Group
Callable 08/15/2022 @ $103
5.375%, 08/15/2026(A)	150,000	121,875
T-Mobile USA
Callable 01/15/2030 @ $100
3.875%, 04/15/2030(A)	150,000	173,730
Verizon Communications
4.862%, 08/21/2046	42,000	56,760
Verizon Communications
Callable 12/22/2029 @ $100
3.150%, 03/22/2030	140,000	156,998
ViacomCBS
Callable 11/15/2027 @ $100
3.375%, 02/15/2028	60,000	67,463

		875,391

Consumer Discretionary — 5.0%
Amazon.com
Callable 09/05/2024 @ $100
3.800%, 12/05/2024	155,000	174,242
Callable 05/22/2027 @ $100
3.150%, 08/22/2027	200,000	227,713
Home Depot
Callable 06/06/2048 @ $100
4.500%, 12/06/2048	80,000	112,303
IHO Verwaltungs GmbH
Callable 09/15/2021 @ $102
4.750% cash/5.500% PIK, 09/15/2026(A)	149,000	154,401
Lowe’s
Callable 06/15/2025 @ $100
3.375%, 09/15/2025	150,000	167,421
TJX
Callable 10/15/2049 @ $100
4.500%, 04/15/2050	35,000	49,346
Callable 03/15/2025 @ $100
3.500%, 04/15/2025	75,000	83,737

		969,163

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
DECEMBER 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Staples — 7.9%
Algeco Global Finance
Callable 01/18/2021 @ $104
8.000%, 02/15/2023(A)	$175,000	$178,281
Anheuser-Busch
Callable 11/01/2025 @ $100
3.650%, 02/01/2026	190,000	214,770
Coca-Cola
2.950%, 03/25/2025	200,000	220,451
Kraft Heinz Foods
Callable 05/15/2023 @ $100
4.000%, 06/15/2023	60,000	63,803
Callable 03/01/2026 @ $100
3.000%, 06/01/2026	60,000	62,656
Kroger
Callable 11/01/2025 @ $100
3.500%, 02/01/2026	140,000	157,160
Performance Food Group
Callable 10/15/2022 @ $103
5.500%, 10/15/2027(A)	150,000	158,250
Philip Morris International
Callable 07/17/2022 @ $100
2.375%, 08/17/2022	90,000	92,867
Procter & Gamble
3.000%, 03/25/2030	120,000	138,379
Spectrum Brands
Callable 10/01/2024 @ $103
5.000%, 10/01/2029(A)	150,000	161,085
Walmart
Callable 12/29/2047 @ $100
4.050%, 06/29/2048	72,000	97,707

		1,545,409

Energy — 7.6%
Archrock Partners
Callable 04/01/2022 @ $105
6.875%, 04/01/2027(A)	150,000	161,438
BP Capital Markets America
Callable 07/21/2025 @ $100
3.796%, 09/21/2025	80,000	90,717
Callable 08/19/2022 @ $100
2.520%, 09/19/2022	120,000	124,119
ConocoPhillips
6.500%, 02/01/2039	60,000	92,794
ConocoPhillips
Callable 05/15/2044 @ $100
4.300%, 11/15/2044	15,000	18,860

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
DECEMBER 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Enbridge
Callable 08/15/2029 @ $100
3.125%, 11/15/2029	$95,000	$104,456
Energy Transfer Operating
Callable 11/01/2023 @ $100
7.600%, 02/01/2024	70,000	80,880
Callable 11/01/2021 @ $100
5.200%, 02/01/2022	100,000	103,722
Callable 01/15/2027 @ $100
4.200%, 04/15/2027	50,000	55,108
Enterprise Products Operating
Callable 07/16/2028 @ $100
4.150%, 10/16/2028	125,000	148,710
Enterprise Products Operating
4.050%, 02/15/2022	50,000	52,022
Kinder Morgan
Callable 12/15/2022 @ $100
3.150%, 01/15/2023	90,000	94,654
Saudi Arabian Oil MTN
2.750%, 04/16/2022(A)	200,000	205,472
Transcanada Trust
Callable 09/15/2029 @ $100
5.500%, VAR ICE LIBOR USD 3 Month+4.154%, 09/15/2079	135,000	148,500

		1,481,452

Financials — 22.2%
Allstate
Callable 08/15/2023 @ $100
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	130,000	139,108
Aon
Callable 09/15/2025 @ $100
3.875%, 12/15/2025	150,000	171,009
Callable 02/02/2029 @ $100
3.750%, 05/02/2029	100,000	116,660
Bank of America
8.050%, 06/15/2027	115,000	152,377
4.450%, 03/03/2026	75,000	87,416
Bank of America MTN
Callable 10/21/2021 @ $100
2.503%, 10/21/2022	100,000	101,790
Bank of New York Mellon
Callable 09/20/2026 @ $100
4.625%, VAR ICE LIBOR USD 3 Month+3.131%(B)	140,000	148,400
Berkshire Hathaway Finance
Callable 07/15/2048 @ $100
4.250%, 01/15/2049	95,000	126,198

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
DECEMBER 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BlackRock
3.200%, 03/15/2027	$170,000	$191,756
Citigroup
3.700%, 01/12/2026	100,000	113,636
Goldman Sachs Capital I
6.345%, 02/15/2034	110,000	153,647
Goldman Sachs Group
3.625%, 01/22/2023	140,000	149,399
Jefferies Financial Group
Callable 01/18/2023 @ $100
5.500%, 10/18/2023	160,000	176,190
JPMorgan Chase
Callable 08/01/2024 @ $100
5.000%, VAR United States Secured Overnight Financing Rate+3.380%(B)	140,000	147,284
JPMorgan Chase
3.250%, 09/23/2022	200,000	210,342
Lloyds Banking Group
3.750%, 01/11/2027	200,000	226,804
MetLife
Callable 08/13/2025 @ $100
3.600%, 11/13/2025	150,000	169,820
MetLife Capital Trust IV
Callable 12/15/2032 @ $100
7.875%, 12/15/2037(A)	110,000	155,100
Morgan Stanley
Callable 04/15/2021 @ $100
4.047%, VAR ICE LIBOR USD 3 Month+3.810%(B)	140,000	138,600
Morgan Stanley MTN
2.625%, 11/17/2021	175,000	178,454
Northern Trust
Callable 10/01/2026 @ $100
4.600%, VAR ICE LIBOR USD 3 Month+3.202%(B)	135,000	144,112
Callable 02/01/2030 @ $100
1.950%, 05/01/2030	120,000	125,080
PNC Financial Services Group
Callable 11/01/2026 @ $100
5.000%, VAR ICE LIBOR USD 3 Month+3.300%(B)	135,000	147,488
Callable 04/19/2027 @ $100
3.150%, 05/19/2027	120,000	134,157
Prudential Financial MTN
Callable 09/13/2050 @ $100
3.700%, 03/13/2051	90,000	109,201

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
DECEMBER 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
State Street
Callable 12/03/2023 @ $100
3.776%, VAR ICE LIBOR USD 3 Month+0.770%, 12/03/2024	$60,000	$65,960
Truist Financial
Callable 09/01/2024 @ $100
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.003%(B)	140,000	147,872
US Bancorp
Callable 04/15/2027 @ $100
5.300%, VAR ICE LIBOR USD 3 Month+2.914%(B)	135,000	151,841
Callable 03/27/2026 @ $100
3.100%, 04/27/2026	100,000	111,294
Wells Fargo
5.950%, 12/15/2036	115,000	154,178

		4,345,173

Health Care — 7.0%
AbbVie
Callable 11/14/2044 @ $100
4.700%, 05/14/2045	50,000	65,411
Callable 09/15/2034 @ $100
4.550%, 03/15/2035	55,000	69,537
Callable 09/06/2022 @ $100
3.200%, 11/06/2022	80,000	83,758
AMN Healthcare
Callable 10/01/2022 @ $102
4.625%, 10/01/2027(A)	150,000	157,135
AstraZeneca
Callable 03/12/2027 @ $100
3.125%, 06/12/2027	140,000	157,502
CVS Health
Callable 01/20/2045 @ $100
5.125%, 07/20/2045	110,000	148,100
Callable 02/09/2023 @ $100
3.700%, 03/09/2023	40,000	42,793
Callable 05/01/2021 @ $100
2.125%, 06/01/2021	50,000	50,296
Gilead Sciences
Callable 09/30/2021 @ $100
0.750%, 09/29/2023	140,000	140,425
Merck
Callable 11/10/2024 @ $100
2.750%, 02/10/2025	180,000	195,537
Pfizer
4.125%, 12/15/2046	60,000	78,626

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
DECEMBER 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Zimmer Biomet Holdings
Callable 12/20/2029 @ $100
3.550%, 03/20/2030	$160,000	$181,181

		1,370,301

Industrials — 11.6%
3M
Callable 10/15/2049 @ $100
3.700%, 04/15/2050	55,000	68,271
Callable 03/15/2025 @ $100
2.650%, 04/15/2025	125,000	135,764
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, VAR ICE LIBOR USD 3 Month+2.350%, 12/15/2055	130,000	148,362
Boeing
Callable 12/01/2028 @ $100
3.200%, 03/01/2029	230,000	242,796
Burlington Northern Santa Fe
Callable 06/15/2021 @ $100
3.450%, 09/15/2021	101,000	102,414
Cargo Aircraft Management
Callable 02/01/2023 @ $102
4.750%, 02/01/2028(A)	150,000	154,687
Cascades
Callable 01/15/2023 @ $103
5.375%, 01/15/2028(A)	100,000	106,281
Caterpillar
Callable 01/09/2030 @ $100
2.600%, 04/09/2030	200,000	220,471
CSX
Callable 11/15/2029 @ $100
2.400%, 02/15/2030	180,000	194,682
General Dynamics
Callable 03/15/2025 @ $100
3.500%, 05/15/2025	120,000	134,136
General Electric MTN
5.875%, 01/14/2038	120,000	162,641
L3Harris Technologies
Callable 03/15/2028 @ $100
4.400%, 06/15/2028	155,000	185,857
Raytheon Technologies
Callable 08/16/2028 @ $100
4.125%, 11/16/2028	170,000	202,668
Callable 07/16/2023 @ $100
3.650%, 08/16/2023	7,000	7,547
Republic Services
Callable 11/15/2030 @ $100
1.450%, 02/15/2031	150,000	146,806

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
DECEMBER 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Xylem
4.875%, 10/01/2021	$60,000	$61,938

		2,275,321

Information Technology — 2.6%
Apple
2.400%, 05/03/2023	180,000	188,814
NCR
Callable 09/01/2024 @ $103
6.125%, 09/01/2029(A)	150,000	166,125
Xerox Holdings
Callable 07/15/2028 @ $100
5.500%, 08/15/2028(A)	140,000	148,561

		503,500

Materials — 4.1%
Carpenter Technology
Callable 07/15/2023 @ $103
6.375%, 07/15/2028	150,000	165,532
Consolidated Energy Finance
Callable 02/08/2021 @ $105
6.875%, 06/15/2025(A)	150,000	152,063
DuPont de Nemours
Callable 05/15/2048 @ $100
5.419%, 11/15/2048	100,000	145,315
Mercer International
Callable 02/08/2021 @ $104
7.375%, 01/15/2025	150,000	156,096
Vulcan Materials
Callable 01/01/2025 @ $100
4.500%, 04/01/2025	101,000	115,531
Callable 03/01/2030 @ $100
3.500%, 06/01/2030	55,000	63,173

		797,710

Real Estate — 2.0%
Crown Castle International
5.250%, 01/15/2023	100,000	109,425
Crown Castle International
Callable 04/01/2030 @ $100
3.300%, 07/01/2030	130,000	145,506
Weyerhaeuser
Callable 08/15/2029 @ $100
4.000%, 11/15/2029	120,000	141,688

		396,619

Utilities — 2.9%
Florida Power & Light
Callable 06/01/2025 @ $100
3.125%, 12/01/2025	160,000	177,519

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
DECEMBER 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
National Rural Utilities Cooperative Finance
Callable 11/07/2027 @ $100
3.400%, 02/07/2028	$160,000	$183,821
Southern California Edison
Callable 05/01/2029 @ $100
2.850%, 08/01/2029	180,000	195,841

		557,181

TOTAL CORPORATE OBLIGATIONS
(Cost $14,422,953)		15,117,220

U.S. TREASURY OBLIGATIONS — 11.3%
U.S. Treasury Bonds
4.375%, 11/15/2039	140,000	211,717
1.125%, 08/15/2040	40,000	37,869
2.375%, 11/15/2049	125,000	146,841
1.375%, 08/15/2050	100,000	93,656
U.S. Treasury Notes
1.750%, 07/31/2024	200,000	210,953
0.625%, 11/30/2027	200,000	199,969
0.375%, 09/30/2027	100,000	98,473
0.375%, 11/30/2025	150,000	150,211
1.875%, 07/31/2026	400,000	431,844
1.750%, 11/15/2029	105,000	113,478
0.875%, 11/15/2030	400,000	398,687
0.625%, 05/15/2030	110,000	107,542

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,130,528)		2,201,240

LOAN OBLIGATIONS — 4.1%

Communication Services — 1.0%
Terrier Media Buyer, Inc., Term B Loan, 1st Lien
4.400%, VAR LIBOR+4.250%, 12/17/2026	188,100	188,042

Consumer Staples — 0.6%
MRO Holdings, Inc., Initial Term Loan, 1st Lien
5.220%, VAR LIBOR+5.000%, 06/04/2026	148,120	127,568

Financials — 0.7%
Advisor Group Holdings, Inc., Initial Term B Loan, 1st Lien
5.150%, VAR LIBOR+5.000%, 07/31/2026	148,500	146,892

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
DECEMBER 31, 2020 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount	Value
Information Technology — 0.8%
Ascend Learning, LLC, Initial Term B Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 07/12/2024	$148,087	$147,161

Materials — 1.0%
BWay Holding Company, Initial Term Loan(C)
3.480%, VAR LIBOR+3.250%, 04/03/2024	200,000	192,750

TOTAL LOAN OBLIGATIONS
(Cost $824,478)		802,413

MORTGAGE-BACKED SECURITY — 4.0%
UMBS
2.000%, 01/14/2170 - 01/19/2170	750,000	780,094

TOTAL MORTGAGE-BACKED SECURITY
(Cost $777,071)		780,094

ASSET-BACKED SECURITY — 1.1%
Citibank Credit Card Issuance Trust, Ser 2018, Cl A6
3.210%, 12/07/2024	200,000	211,470

TOTAL ASSET-BACKED SECURITY
(Cost $209,966)		211,470

MUNICIPAL BOND — 0.6%

New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
Callable 08/01/2028 @ $100
3.900%, 08/01/2031	105,000	120,705

TOTAL MUNICIPAL BOND
(Cost $114,584)		120,705

TOTAL INVESTMENTS — 98.5%
(Cost $18,479,580)		$19,233,142

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
DECEMBER 31, 2020 (Unaudited)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	03/16/21- 03/17/21	USD	654,019	EUR	540,000	$10,814
HSBC	03/17/21	USD	10,000	ILS	32,838	221
HSBC	03/17/21	ILS	32,400	USD	10,000	(84)
HSBC	03/17/21	USD	70,000	PLN	260,260	(36)
HSBC	03/17/21	USD	80,000	COP	279,102,418	1,454
HSBC	03/17/21	USD	100,000	RON	403,895	1,574
HSBC	03/17/21	USD	110,000	ZAR	1,713,922	6,040
HSBC	03/17/21	USD	110,000	SEK	937,142	4,257
HSBC	03/17/21	USD	160,000	RUB	12,218,989	2,597
HSBC	03/17/21	USD	176,189	NZD	250,000	3,890
HSBC	03/17/21	PLN	220,669	USD	60,000	680
HSBC	03/17/21	USD	230,000	IDR	3,297,517,050	3,319
HSBC	03/17/21	USD	230,000	JPY	23,942,352	2,048
HSBC	03/17/21	USD	240,000	TRY	1,958,277	18,726
HSBC	03/17/21	USD	240,000	HUF	71,478,792	655
HSBC	03/17/21	USD	240,000	NOK	2,113,240	7,182
HSBC	03/17/21	USD	180,000	PHP	8,707,026	389
HSBC	03/17/21	USD	90,000	PHP	4,334,223	(205)
HSBC	03/17/21	NZD	270,000	USD	190,085	(4,335)
HSBC	03/17/21	USD	270,000	CNH	1,784,683	2,940
HSBC	03/17/21	USD	280,000	KRW	309,046,619	3,813
HSBC	03/17/21	USD	280,000	BRL	1,470,378	2,629
HSBC	03/17/21	USD	280,000	CZK	6,107,184	6,199
HSBC	03/17/21	GBP	320,000	USD	426,076	(9,786)
HSBC	03/17/21	USD	390,000	CLP	294,354,413	24,294
HSBC	03/17/21	USD	390,000	TWD	10,931,598	5,095
HSBC	03/17/21	USD	424,913	GBP	320,000	10,948
HSBC	03/17/21	RON	446,552	USD	110,000	(2,302)
HSBC	03/17/21	EUR	510,000	USD	620,038	(7,860)
HSBC	03/17/21	USD	518,470	AUD	700,000	19,188
HSBC	03/17/21	USD	520,000	THB	15,728,908	5,063
HSBC	03/17/21	USD	564,001	MXN	11,460,087	7,143

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
DECEMBER 31, 2020 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	03/17/21	CHF	603,204	USD	680,000	$ (5,352)
HSBC	03/17/21	USD	720,000	SGD	965,358	9,142
HSBC	03/17/21	AUD	730,000	USD	539,349	(21,351)
HSBC	03/17/21	USD	730,000	CHF	652,245	11,071
HSBC	03/17/21	USD	730,000	INR	54,457,916	8,015
HSBC	03/17/21	USD	780,000	CAD	1,009,202	10,941
HSBC	03/17/21	CAD	908,178	USD	710,001	(1,765)
HSBC	03/17/21	SGD	910,210	USD	680,000	(7,489)
HSBC	03/17/21	SEK	936,978	USD	110,000	(4,237)
HSBC	03/17/21	BRL	612,396	USD	120,000	2,288
HSBC	03/17/21	BRL	735,449	USD	140,000	(1,364)
HSBC	03/17/21	CNH	1,575,016	USD	240,000	(875)
HSBC	03/17/21	TRY	1,709,295	USD	210,000	(15,831)
HSBC	03/17/21	ZAR	1,712,981	USD	110,000	(5,976)
HSBC	03/17/21	NOK	2,217,378	USD	250,000	(9,363)
HSBC	03/17/21	CZK	5,433,534	USD	250,000	(4,630)
HSBC	03/17/21	TWD	9,405,608	USD	340,000	58
HSBC	03/17/21	RUB	10,363,357	USD	140,000	2,096
HSBC	03/17/21	MXN	5,392,244	USD	270,000	1,263
HSBC	03/17/21	MXN	5,362,948	USD	264,000	(3,276)
HSBC	03/17/21	PHP	13,984,080	USD	290,000	282
HSBC	03/17/21	THB	14,438,319	USD	480,000	(1,980)
HSBC	03/17/21	JPY	25,015,087	USD	240,000	(2,445)
HSBC	03/17/21	INR	48,346,602	USD	650,000	(5,195)
HSBC	03/17/21	HUF	65,336,599	USD	220,000	24
HSBC	03/17/21	CLP	274,257,075	USD	370,000	(16,008)
HSBC	03/17/21	KRW	282,464,449	USD	260,000	599
HSBC	03/17/21	IDR	2,995,142,902	USD	210,000	(1,924)

						$63,268

Percentages are based on Net Assets of $19,530,142.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
DECEMBER 31, 2020 (Unaudited)

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2020 was $2,354,484 and represents 12.1% of Net Assets.

(B)	Perpetual security with no stated maturity date.
(C)	Unfunded Bank Loan. Interest rate may not be available.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norway Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian Leu

RUB — Russian Ruble

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

UMBS — Uniform Mortgage Backed Securities

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
DECEMBER 31, 2020 (Unaudited)

As of December 31, 2020, all of the Fund’s investments in securities and other financial instruments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0400

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
DECEMBER 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 81.8%

	Face Amount	Value
Communication Services — 6.2%
Diamond Sports Group
Callable 08/15/2022 @ $103
6.625%, 08/15/2027(A)	$556,000	$336,380
Callable 08/15/2022 @ $103
5.375%, 08/15/2026(A)	433,000	351,813
Getty Images
Callable 03/01/2022 @ $105
9.750%, 03/01/2027(A)	320,000	339,200
Meredith
Callable 02/08/2021 @ $103
6.875%, 02/01/2026	831,000	810,225
Salem Media Group
Callable 02/08/2021 @ $103
6.750%, 06/01/2024(A)	300,000	273,000
Terrier Media Buyer
Callable 12/15/2022 @ $104
8.875%, 12/15/2027(A)	260,000	286,650
Townsquare Media
Callable 02/01/2023 @ $103
6.875%, 02/01/2026(A)	392,000	410,553
Urban One
Callable 02/08/2021 @ $100
8.750%, 12/15/2022(A)	594,000	576,180

		3,384,001

Consumer Discretionary — 14.7%
Arrow Bidco
Callable 03/15/2021 @ $105
9.500%, 03/15/2024(A)	867,000	760,792
Carnival
Callable 08/01/2023 @ $105
10.500%, 02/01/2026(A)	289,000	336,685
CD&R Smokey Buyer
Callable 07/15/2022 @ $103
6.750%, 07/15/2025(A)	500,000	534,375
Clarios Global
Callable 05/15/2022 @ $104
8.500%, 05/15/2027(A)	420,000	456,292
Cooper-Standard Automotive
Callable 11/15/2021 @ $103
5.625%, 11/15/2026(A)	995,000	917,957
Core & Main Holdings
Callable 02/08/2021 @ $102
8.625% cash/9.375% PIK, 09/15/2024(A)	400,000	409,000
Ford Motor
8.500%, 04/21/2023	550,000	619,031

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
DECEMBER 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Houghton Mifflin Harcourt Publishers
Callable 02/15/2022 @ $105
9.000%, 02/15/2025(A)	$580,000	$590,150
LBC Tank Terminals Holding Netherlands BV
Callable 02/08/2021 @ $101
6.875%, 05/15/2023(A)	223,000	223,000
Mattel
Callable 05/01/2041 @ $100
5.450%, 11/01/2041	732,000	805,456
Party City Holdings
Callable 01/19/2021 @ $100
5.750%, VAR ICE LIBOR USD 6 Month+5.000%, 07/15/2025(A)	825,178	742,660
PM General Purchaser
Callable 10/01/2023 @ $105
9.500%, 10/01/2028(A)	580,000	642,350
Staples
Callable 04/15/2022 @ $105
10.750%, 04/15/2027(A)	600,000	597,000
Callable 04/15/2022 @ $104
7.500%, 04/15/2026(A)	403,000	420,841

		8,055,589

Consumer Staples — 4.6%
Algeco Global Finance
Callable 01/18/2021 @ $104
8.000%, 02/15/2023(A)	735,000	748,782
Clearwater Seafoods
Callable 02/08/2021 @ $105
6.875%, 05/01/2025(A)	155,000	162,184
HLF Financing Sarl
Callable 08/15/2021 @ $104
7.250%, 08/15/2026(A)	440,000	466,811
Simmons Foods
Callable 02/08/2021 @ $103
5.750%, 11/01/2024(A)	380,000	388,075
Tms International Holding
Callable 01/22/2021 @ $104
7.250%, 08/15/2025(A)	742,000	753,130

		2,518,982

Energy — 18.9%
Archrock Partners
Callable 04/01/2022 @ $105
6.875%, 04/01/2027(A)	544,000	585,480
Buckeye Partners
Callable 12/01/2027 @ $100
4.500%, 03/01/2028(A)	110,000	113,300

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
DECEMBER 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Conuma Coal Resources
Callable 02/08/2021 @ $105
10.000%, 05/01/2023(A)	$460,000	$391,000
CSI Compressco
Callable 04/01/2021 @ $106
7.500%, 04/01/2025(A)	950,000	897,750
Ensign Drilling
Callable 04/15/2021 @ $105
9.250%, 04/15/2024(A)	796,000	477,600
Global Partners
Callable 08/01/2022 @ $104
7.000%, 08/01/2027	590,000	631,300
Natural Resource Partners
Callable 10/30/2021 @ $105
9.125%, 06/30/2025(A)	720,000	658,800
Patterson-UTI Energy
Callable 08/15/2029 @ $100
5.150%, 11/15/2029	653,000	597,974
Callable 11/01/2027 @ $100
3.950%, 02/01/2028	185,000	170,780
PowerTeam Services
Callable 02/04/2023 @ $105
9.033%, 12/04/2025(A)	670,000	745,449
Summit Midstream Holdings
Callable 02/08/2021 @ $104
5.750%, 04/15/2025	1,218,000	779,520
Callable 02/08/2021 @ $100
5.500%, 08/15/2022	40,000	36,000
SunCoke Energy Partners
Callable 02/08/2021 @ $106
7.500%, 06/15/2025(A)	850,000	843,795
Targa Resources Partners
Callable 02/01/2026 @ $102
4.875%, 02/01/2031(A)	230,000	250,606
TransMontaigne Partners
Callable 02/15/2021 @ $105
6.125%, 02/15/2026	629,000	632,145
Transocean Pontus
Callable 08/01/2021 @ $105
6.125%, 08/01/2025(A)	230,880	219,334
Transocean Poseidon
Callable 02/01/2022 @ $105
6.875%, 02/01/2027(A)	647,000	588,770
USA Compression Partners
Callable 04/01/2021 @ $105
6.875%, 04/01/2026	460,000	480,700
Callable 09/01/2022 @ $105
6.875%, 09/01/2027	270,000	288,247

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
DECEMBER 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Welltec
Callable 02/08/2021 @ $104
9.500%, 12/01/2022(A)	$990,000	$920,700

		10,309,250

Financials — 3.0%
Advisor Group Holdings
Callable 08/01/2022 @ $108
10.750%, 08/01/2027(A)	180,000	198,900
AG Issuer
Callable 03/01/2023 @ $103
6.250%, 03/01/2028(A)	341,000	344,836
Donnelley Financial Solutions
Callable 10/15/2021 @ $102
8.250%, 10/15/2024	400,000	424,000
VistaJet Malta Finance
Callable 06/01/2022 @ $105
10.500%, 06/01/2024(A)	670,000	686,750

		1,654,486

Health Care — 0.3%
Varex Imaging
Callable 10/15/2023 @ $106
7.875%, 10/15/2027(A)	160,000	170,400

Industrials — 18.7%
Altera Infrastructure
Callable 01/22/2021 @ $104
8.500%, 07/15/2023(A)	268,000	227,744
Anagram International
Callable 08/15/2022 @ $103
5.000% cash/5.000% PIK, 08/15/2026(A)	61,178	60,260
Brand Industrial Services
Callable 02/08/2021 @ $106
8.500%, 07/15/2025(A)	495,000	505,519
Cimpress
Callable 06/15/2021 @ $105
7.000%, 06/15/2026(A)	550,000	578,187
Cleaver-Brooks
Callable 02/08/2021 @ $102
7.875%, 03/01/2023(A)	830,000	819,625
F-Brasile
Callable 08/15/2022 @ $104
7.375%, 08/15/2026(A)	664,000	644,080
Gates Global
Callable 01/15/2022 @ $103
6.250%, 01/15/2026(A)	360,000	378,000
Granite US Holdings
Callable 10/01/2022 @ $106
11.000%, 10/01/2027(A)	580,000	643,800

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
DECEMBER 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Griffon
Callable 03/01/2023 @ $103
5.750%, 03/01/2028	$370,000	$391,275
Grinding Media
Callable 02/08/2021 @ $102
7.375%, 12/15/2023(A)	479,000	486,185
Hillman Group
Callable 02/08/2021 @ $100
6.375%, 07/15/2022(A)	200,000	198,500
Interface
Callable 12/01/2023 @ $103
5.500%, 12/01/2028(A)	581,000	611,503
JPW Industries Holding
Callable 02/08/2021 @ $107
9.000%, 10/01/2024(A)	860,000	847,100
Navios South American Logistics
Callable 08/01/2022 @ $108
10.750%, 07/01/2025(A)	714,000	763,980
New Enterprise Stone & Lime
Callable 07/15/2023 @ $105
9.750%, 07/15/2028(A)	500,000	547,500
Park-Ohio Industries
Callable 04/15/2022 @ $103
6.625%, 04/15/2027	67,000	69,345
Quad/Graphics
7.000%, 05/01/2022	876,000	788,400
Titan International
Callable 02/08/2021 @ $103
6.500%, 11/30/2023	863,000	798,275
Triumph Group
Callable 02/01/2023 @ $104
8.875%, 06/01/2024(A)	206,000	226,085
Callable 02/08/2021 @ $106
7.750%, 08/15/2025	660,000	603,075

		10,188,438

Information Technology — 4.1%
Austin BidCo
Callable 12/15/2023 @ $104
7.125%, 12/15/2028(A)	637,000	664,869
Avaya
Callable 09/15/2023 @ $103
6.125%, 09/15/2028(A)	650,000	694,369
Exela Intermediate
Callable 02/08/2021 @ $105
10.000%, 07/15/2023(A)	410,000	125,050
Xerox Holdings
Callable 07/15/2028 @ $100
5.500%, 08/15/2028(A)	737,000	782,067

		2,266,355

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
DECEMBER 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Materials — 10.4%
Carpenter Technology
Callable 07/15/2023 @ $103
6.375%, 07/15/2028	$620,000	$684,197
Clearwater Paper
5.375%, 02/01/2025(A)	330,000	357,637
Consolidated Energy Finance
Callable 02/08/2021 @ $105
6.875%, 06/15/2025(A)	520,000	527,150
Callable 05/15/2021 @ $105
6.500%, 05/15/2026(A)	120,000	120,000
JW Aluminum Continuous Cast
Callable 06/01/2021 @ $108
10.250%, 06/01/2026(A)	580,000	614,800
Koppers
Callable 02/08/2021 @ $105
6.000%, 02/15/2025(A)	613,000	631,390
Neon Holdings
Callable 04/01/2022 @ $105
10.125%, 04/01/2026(A)	590,000	644,575
OCI
Callable 11/01/2021 @ $103
5.250%, 11/01/2024(A)	50,000	51,938
Rain CII Carbon
Callable 02/08/2021 @ $105
7.250%, 04/01/2025(A)	705,000	715,575
Rayonier AM Products
Callable 01/15/2024 @ $104
7.625%, 01/15/2026(A)	20,000	20,855
Schweitzer-Mauduit International
Callable 10/01/2021 @ $105
6.875%, 10/01/2026(A)	590,000	625,400
Venator Finance Sarl
Callable 02/08/2021 @ $104
5.750%, 07/15/2025(A)	740,000	691,900

		5,685,417

Real Estate — 0.9%
CoreCivic
Callable 07/15/2027 @ $100
4.750%, 10/15/2027	410,000	364,388
Cushman & Wakefield US Borrower
Callable 05/15/2023 @ $103
6.750%, 05/15/2028(A)	90,000	99,225

		463,613

TOTAL CORPORATE OBLIGATIONS
(Cost $43,329,339)		44,696,531

6

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
DECEMBER 31, 2020 (Unaudited)

LOAN OBLIGATIONS — 15.1%

	Face Amount	Value

Communication Services — 0.6%
Radio One, Inc., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 04/18/2023	$328,295	$303,672

Consumer Discretionary — 3.1%
24 Hour Fitness Worldwide, Inc., Exit Term Loan
0.000%, 05/30/2025 (C) (D)	187,607	159,466
BW Gas & Convenience Holdings, LLC, Initial Term Loan, 1st Lien
6.400%, VAR LIBOR+6.250%, 11/13/2026	543,483	544,162
Party City Holdings, Inc., Term Loan
3.250%, VAR LIBOR+2.500%, 08/19/2022	672,932	621,008
PSS Industrial Group, Term Loan, 1st Lien
7.500%, VAR LIBOR+6.000%, 04/10/2025	560,376	392,263

		1,716,899

Consumer Staples — 0.9%
MRO Holdings, Inc., Initial Term Loan, 1st Lien
5.220%, VAR LIBOR+5.000%, 06/04/2026	577,756	497,592

Energy — 1.1%
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
6.750%, VAR LIBOR+5.750%, 06/18/2026	692,288	592,342

Industrials — 5.9%
Brand Energy & Infrastructure Services, Inc. (fka FR Brand Acquisition Corp), Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/21/2024	148,843	144,851
DXP Enterprises, Inc. Term Loan
1.000%, 12/16/2027	540,000	535,950
Forming Machining Industries Holdings, LLC, Initial Term Loan, 1st Lien
4.420%, VAR LIBOR+4.000%, 10/09/2025 (B)	248,731	195,254
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien
8.470%, VAR ICE LIBOR USD 3 Month+8.250%, 10/09/2026	500,000	350,000
NA Rail Hold Co. LLC, Initial Term Loan, 1st Lien
5.470%, VAR LIBOR+5.250%, 10/15/2026	367,225	367,684
One Sky Flight, LLC, Term Loan, 1st Lien
8.500%, VAR LIBOR+7.500%, 12/19/2024	579,500	565,012
Veregy Consolidated, Inc., Initial Term Loan
7.000%, 11/02/2027	850,000	839,375

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
DECEMBER 31, 2020 (Unaudited)

LOAN OBLIGATIONS — continued

	Face Amount/ Shares	Value

Industrials — continued
Werner Finco LP (Werner Finco, Inc.), Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 07/24/2024	$248,077	$247,147

		3,245,273

Information Technology — 0.9%
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien
8.500%, VAR LIBOR+8.500%, 01/14/2027	140,000	114,800
CT Technologies Intermediate Holdings, Inc. Initial Term Loan
6.000%, VAR LIBOR+5.000%, 12/10/2025	350,000	348,250

		463,050

Materials — 2.6%
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
5.648%, VAR LIBOR+5.500%, 10/10/2025	372,392	356,800
5.645%, VAR LIBOR+5.500%, 10/10/2025	290,931	278,750
ASP Unifrax Holdings, Inc., Term Loan, 2nd Lien
8.717%, VAR LIBOR+8.500%, 12/14/2026	350,000	293,125
Hyperion Materials & Technologies, Inc. Initial Term Loan, 1st Lien
6.500%, VAR LIBOR+5.500%, 08/28/2026	534,000	493,283

		1,421,958

TOTAL LOAN OBLIGATIONS

(Cost $8,392,423)		8,240,786

COMMON STOCK — 0.5%

Consumer Discretionary — 0.5%
24 Hour Fitness Worldwide, Inc. *(C)(E)	90,461	181,303
Party City Holdings *	11,517	70,829

TOTAL COMMON STOCK

(Cost $601,017)		252,132

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
DECEMBER 31, 2020 (Unaudited)

PREFERRED EQUITY — 0.0%

	Shares	Value

Consumer Discretionary — 0.0%
24 Hour Fitness Worldwide, Inc. * #	22,590	$30,497

TOTAL PREFERRED EQUITY
(Cost $30,497)		30,497

TOTAL INVESTMENTS — 97.4%
(Cost $52,353,276)		$53,219,946

Percentages are based on Net Assets of $54,633,233.

*	Non-income producing security.
#	There is currently no rate available.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2020 was $34,722,197 and represents 63.6% of Net Assets.

(B)	Unsettled Bank Loan. Interest rate may not be available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Interest rate unavailable.
(E)	Securities considered restricted. The total market value of such securities as of December 31, 2020 was $181,303 and represented 0.3% of Net Assets.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

PIK — Payment-in-Kind

USD — United States Dollar

VAR — Variable Rate

The following table summarizes the inputs used as of December 31, 2020 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$44,696,531	$—	$44,696,531
Loan Obligations	—	8,081,320	159,466	8,240,786
Common Stock	70,829	—	181,303	252,132
Preferred Equity	—	30,497	—	30,497

Total Investments in Securities	$70,829	$52,808,348	$340,769	$53,219,946

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/ or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
DECEMBER 31, 2020 (Unaudited)

For the period ended December 31, 2020, there were transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0400

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
DECEMBER 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.6%

	Shares	Value

Communication Services — 1.4%
Nexstar Media Group, Cl A	1,310	$143,039

Consumer Discretionary — 10.8%
Asbury Automotive Group *	720	104,932
Dana	6,585	128,539
Helen of Troy *	470	104,429
KB Home	2,995	100,393
Kontoor Brands	3,875	157,170
Marriott Vacations Worldwide	1,130	155,059
Steven Madden	3,325	117,439
Wyndham Hotels & Resorts	2,148	127,677
Zumiez *	4,160	153,005

		1,148,643

Consumer Staples — 1.4%
Performance Food Group *	3,125	148,781

Energy — 4.3%
Cameco	9,935	133,129
ChampionX *	7,840	119,952
EQT	7,995	101,617
Helmerich & Payne	4,340	100,514

		455,212

Financials — 21.1%
Argo Group International Holdings	3,375	147,488
BancorpSouth Bank	4,225	115,934
Blackstone Mortgage Trust, Cl A ‡	4,430	121,958
Cadence BanCorp, Cl A	7,645	125,531
Enterprise Financial Services	3,115	108,869
Evercore, Cl A	1,065	116,767
German American Bancorp	1,770	58,569
Great Western Bancorp	5,855	122,370
Hanover Insurance Group	920	107,566
HomeStreet	4,425	149,344
Kemper	1,390	106,794
Peapack-Gladstone Financial	3,140	71,466
Radian Group	5,275	106,818
Redwood Trust ‡	14,750	129,505

1

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
DECEMBER 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Financials — continued
Sterling Bancorp	7,520	$135,210
TriCo Bancshares	3,015	106,369
Veritex Holdings	4,295	110,210
Webster Financial	3,555	149,843
Wintrust Financial	2,400	146,616

		2,237,227

Health Care — 8.4%
Collegium Pharmaceutical *	5,850	117,176
Haemonetics *	1,075	127,656
MEDNAX *	5,290	129,817
Pacira BioSciences *	1,835	109,806
Premier, Cl A	3,222	113,092
Syneos Health, Cl A *	2,155	146,820
United Therapeutics *	990	150,272

		894,639

Industrials — 18.9%
Astec Industries	2,235	129,362
Brink’s	1,759	126,648
Clean Harbors *	1,445	109,964
Gibraltar Industries *	1,535	110,428
Hillenbrand	3,995	159,001
Hub Group, Cl A *	2,070	117,990
ITT	1,695	130,549
Kennametal	3,660	132,638
Regal Beloit	1,190	146,144
Rexnord	3,615	142,756
Ryder System	2,525	155,944
SPX *	2,535	138,259
SPX FLOW *	2,655	153,884
Terex	4,155	144,968
Textainer Group Holdings *	5,365	102,901

		2,001,436

Information Technology — 9.7%
Blackbaud	2,330	134,115
Calix *	4,960	147,610
Concentrix *	1,320	130,284
J2 Global *	1,465	143,116

2

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
DECEMBER 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology — continued
Novanta *	965	$114,082
Rambus *	5,880	102,665
Semtech *	1,805	130,122
Viavi Solutions *	8,605	128,860

		1,030,854

Materials — 6.0%
Allegheny Technologies *	8,405	140,952
Arconic *	3,415	101,767
Avient	3,405	137,154
Hecla Mining	22,305	144,536
Tronox Holdings PLC	7,420	108,480

		632,889

Real Estate — 11.2%
Alexander & Baldwin ‡	9,475	162,781
Brixmor Property Group ‡	6,420	106,251
Four Corners Property Trust ‡	4,685	139,472
Jones Lang LaSalle	815	120,921
Physicians Realty Trust ‡	7,325	130,385
Piedmont Office Realty Trust, Cl A ‡	7,690	124,809
QTS Realty Trust, Cl A ‡	2,630	162,744
Rayonier ‡	3,440	101,067
STAG Industrial ‡	4,280	134,050

		1,182,480

Utilities — 3.4%
IDACORP	1,110	106,593
Northwest Natural Holding	2,315	106,467
ONE Gas	1,845	141,641

		354,701

TOTAL COMMON STOCK
(Cost $8,577,299)		10,229,901

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THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
DECEMBER 31, 2020 (Unaudited)

EXCHANGE TRADED FUND — 0.5%

	Shares	Value
iShares Russell 2000 Value ETF	400	$52,700

TOTAL EXCHANGE TRADED FUND
(Cost $52,733)		52,700

TOTAL INVESTMENTS — 97.1%
(Cost $8,630,032)		$10,282,601

Percentages are based on Net Assets of $10,590,034.

*	Non-income producing security.

‡ Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

PLC — Public Limited Company

As of December 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0400

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